INCOME TAXES - Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Net operating loss carryforwards	$ 65,459	$ 69,684
Research and development credit carryforwards	2,931	4,259
Intangible assets	9,492	8,051
Stock-based compensation	6,409	5,336
Change in fair value of investments	1,483
Capitalized R&D amortization	1,410
Impairment loss of long-term investments	182	182
Others	368	540
Valuation allowance for deferred income tax assets	(85,505)	(83,651)
Net deferred income tax assets	2,229	4,401
Deferred income tax liabilities:
Deferred Royalty Income	(2,086)	(2,342)
Change in fair value of investments		(1,865)
Others	(143)	(194)
Net deferred income tax liabilities	$ (2,229)	$ (4,401)